CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	3 Months Ended
Mar. 31, 2021 shares
CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Sale of Units, net of underwriting discounts (in shares)	28,750,000